Subsequent Events	12 Months Ended
Dec. 31, 2021
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

18.    SUBSEQUENT EVENTS

The Company has evaluated subsequent events through March 9, 2022, the date the consolidated financial statements were issued.

In January 2022, the Company entered into a new office lease agreement for office space in Tokyo, Japan. The lease commenced on January 1, 2022 and will expire on December 31, 2023.